Intangible Assets - Balances by Major Asset Class and Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Intangible assets with definite lives
Accumulated Amortization	$ 178,203		$ 91,886	$ 178,203		$ 133,767	$ 91,886
Amortization period							11 years
Amortization expense	15,203	$ 15,437		45,618	$ 46,256	61,467	$ 52,355
Intangible assets
Gross Carrying Amount	726,796		849,810	726,796		756,003	849,810
Impairment of intangible assets		$ 27,826			$ 27,826	27,826	74,034
Net Carrying Amount	548,593		683,890	$ 548,593		$ 594,410	683,890
Weighted average
Intangible assets with definite lives
Amortization period				12 years 9 months 18 days		12 years 9 months 18 days
Trademark
Intangible assets with indefinite lives
Gross Carrying Amount	4,200		24,500	$ 4,200		$ 24,500	24,500
Impairment						20,300
Net Carrying Amount	4,200		24,500	4,200		4,200	24,500
Customer relationships
Intangible assets with definite lives
Gross Carrying Amount	640,196		734,310	640,196		640,503	734,310
Accumulated Amortization	133,059		70,298	133,059		97,857	70,298
Impairment			74,034				74,034
Net Carrying Amount	507,137		589,978	$ 507,137		$ 542,646	$ 589,978
Customer relationships | Weighted average
Intangible assets with definite lives
Amortization period				13 years 8 months 12 days		13 years 8 months 12 days	13 years 8 months 12 days
Acquired software
Intangible assets with definite lives
Gross Carrying Amount	82,400		82,400	$ 82,400		$ 82,400	$ 82,400
Accumulated Amortization	45,144		21,094	45,144		34,836	21,094
Net Carrying Amount	$ 37,256		61,306	$ 37,256		$ 47,564	$ 61,306
Acquired software | Weighted average
Intangible assets with definite lives
Amortization period				6 years 2 months 12 days		6 years 2 months 12 days	6 years 2 months 12 days
Trademark
Intangible assets with definite lives
Gross Carrying Amount			8,600			$ 8,600	$ 8,600
Accumulated Amortization			494			1,074	494
Impairment						$ 7,526
Net Carrying Amount			$ 8,106				$ 8,106
Amortization period							12 years 9 months 18 days
Trademark | Weighted average
Intangible assets with definite lives
Amortization period						11 years